FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Expense [Abstract]
Interest on financial liabilities measured at amortised cost	R (1.1)	R (1.5)	R (1.5)
Expense arising from passage of time on other provisions	(51.0)	(58.6)	(56.3)
Discount on initial payment made under protest and change in estimate	(37.8)	(3.3)	(14.0)
Interest on lease liabilities	(1.7)	(2.3)	(3.0)
Realised foreign exchange loss	(0.2)	0.0	(1.6)
Other finance expenses	(8.2)	(7.7)	0.0
Finance expense	R (100.0)	R (73.4)	R (76.4)